Share Based Payments - Schedule of Stock Options Outstanding and Exercisable (Details) - Stock Options [Member]	12 Months Ended
Dec. 31, 2025 $ / shares
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of Options Outstanding, Options Outstanding	6,103,800
Weighted average remaining contractual life (years), Options Outstanding	3 years 3 months 29 days
Weighted average exercise price, Options Outstanding	$ 9.51
Number of options exercisable, Options Exercisable	2,793,802
Weighted average remaining contractual life (years), Options Exercisable	2 years 7 days
Weighted average exercise price, Options Exercisable	$ 3.7
$2.00 – $3.00 [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of Options Outstanding, Options Outstanding	1,691,800
Weighted average remaining contractual life (years), Options Outstanding	1 year 3 months 14 days
Weighted average exercise price, Options Outstanding	$ 2.87
Number of options exercisable, Options Exercisable	1,691,800
Weighted average remaining contractual life (years), Options Exercisable	1 year 3 months 14 days
Weighted average exercise price, Options Exercisable	$ 2.87
$3.01 – $6.00 [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of Options Outstanding, Options Outstanding	1,914,000
Weighted average remaining contractual life (years), Options Outstanding	3 years 6 months 3 days
Weighted average exercise price, Options Outstanding	$ 5.15
Number of options exercisable, Options Exercisable	954,002
Weighted average remaining contractual life (years), Options Exercisable	3 years 3 months 7 days
Weighted average exercise price, Options Exercisable	$ 4.78
$6.01 – $9.00 [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of Options Outstanding, Options Outstanding	348,000
Weighted average remaining contractual life (years), Options Outstanding	3 years 4 months 9 days
Weighted average exercise price, Options Outstanding	$ 7.44
Number of options exercisable, Options Exercisable	148,000
Weighted average remaining contractual life (years), Options Exercisable	2 years 3 months 29 days
Weighted average exercise price, Options Exercisable	$ 6.26
$6.01 – $16.00 [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of Options Outstanding, Options Outstanding	2,150,000
Weighted average remaining contractual life (years), Options Outstanding	4 years 9 months 3 days
Weighted average exercise price, Options Outstanding	$ 18.93
Number of options exercisable, Options Exercisable
Weighted average remaining contractual life (years), Options Exercisable
Weighted average exercise price, Options Exercisable